Financial Risk Management - Summary of Changes in Loss Allowance for Debt Investments (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	₩ 6,624,156
Reclassified as assets held for sale	(2,516)	₩ 0
Ending balance	7,488,373	6,624,156
Debt Investments [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	75,664
Remeasurement of loss allowance, net	4,838
Transfer to lifetime ECL – not credit impaired	0
Transfer to lifetime ECL – credit impaired	0
Amounts written off	(11,445)
Recovery of amounts written off	1,461
Reclassified as assets held for sale	(2,933)
Ending balance	67,585	75,664
Debt Investments [member] | 12-month expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	3,314
Remeasurement of loss allowance, net	799
Transfer to lifetime ECL – not credit impaired	(701)
Transfer to lifetime ECL – credit impaired	0
Amounts written off	(6)
Recovery of amounts written off	0
Reclassified as assets held for sale	(63)
Ending balance	3,343	3,314
Debt Investments [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	3,095
Remeasurement of loss allowance, net	3,947
Transfer to lifetime ECL – not credit impaired	701
Transfer to lifetime ECL – credit impaired	(3,739)
Amounts written off	0
Recovery of amounts written off	0
Reclassified as assets held for sale	0
Ending balance	4,004	3,095
Debt Investments [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	69,255
Remeasurement of loss allowance, net	92
Transfer to lifetime ECL – not credit impaired	0
Transfer to lifetime ECL – credit impaired	3,739
Amounts written off	(11,439)
Recovery of amounts written off	1,461
Reclassified as assets held for sale	(2,870)
Ending balance	₩ 60,238	₩ 69,255